Stock Option Plans (Additional Information) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted average remaining contractual term on unvested options	5 years 7 months 6 days		5 years 7 months 6 days
Exercisable Options Outstanding Shares	206,791		200,387
Weighted average exercise price per share	$ 9.68		$ 9.71
Unvested Options Outstanding, Shares	7,727		14,131
Unvested Options Outstanding, Weighted average exercise price	$ 10.82		$ 9.91
Unvested Options Outstanding Weighted average remaining life (yrs)	6 years 4 months 24 days		6 years 7 months 6 days
Granted	$ 0		$ 2.00	$ 0
Exercise of Stock Options	$ 0	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			81,884
Unrecognized stock compensation expense	$ 69,871		$ 89,217
Weighted average recognition period	9 months 18 days		1 year 1 month 6 days
Employee Stock Option Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage Of Stock Option Vesting Period			20.00%
Non Employee Director
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage Of Stock Option Vesting Period			50.00%